Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Summary of Investments in Associates

	2020	2019
	RMB million	RMB million
Share of net assets	1,793	1,977

The movements in investments in associates were as follows:

	2020	2019
	RMB million	RMB million
At January 1	1,977	1,696
Additions	—	95
Share of results of associates	(82)	265
Share of revaluation on equity investments designated at fair value through other comprehensive income held by an associate	2	7
Share of other equity changes of an associate	—	8
Dividend declared during the year	(104)	(85)
Disposal of a subsidiary	—	(9)

At December 31	1,793	1,977

Summary of Principal Associates
Particulars of the principal associates, which are limited liability companies, are as follows:

Company name	Place of establishment and operation and date of establishment	Registered capital		Attributable equity interest		Principal activities
		2020	2019	2020	2019
		Million	Million
Eastern Air Group Finance Co., Ltd. (“Eastern Air Finance Company”)	PRC/Mainland China December 6, 1995	RMB2,000	RMB2,000	25%	25%	Provision of financial services to group companies of CEA Holding
China Eastern Air Catering Investment Co., Ltd.	PRC/Mainland China November 17, 2003	RMB350	RMB350	45%	45%	Provision of air catering services
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. (“Shanghai P&W”) (note)	PRC/Mainland China March 28, 2008	USD40	USD40	51%	51%	Provision of aircraft, engine and other related component maintenance services
New Shanghai International Tower Co., Ltd.	PRC/Mainland China November 17, 1992	RMB167	RMB167	20%	20%	Property development provision and management services
Eastern Aviation	PRC/Mainland	RMB80	RMB80	45%	45%	Provision of aviation
Import & Export Co., Ltd. (“Eastern Import & Export”)	China June 9, 1993					equipment and purchase of spare parts
Eastern Aviation Advertising Service Co., Ltd. (“Eastern Advertising”)	PRC/Mainland China March 4, 1986	RMB200	RMB200	45%	45%	Provision of aviation advertising agency services
Shanghai Collins Aviation Maintenance Service Co., Ltd. (“Collins Aviation”)	PRC/Mainland China September 27, 2002	USD7	USD7	35%	35%	Provision of airline electronic product maintenance services
Shanghai Airlines Tours International (Group) Co., Ltd. (“Shanghai Airlines Tours”)	PRC/Mainland China August 29, 1992	RMB143	RMB143	35%	35%	Tour operations, travel and air ticketing agency and transportation
Note:

Summary of Aggregate Financial Information of Associates
The following table illustrates the aggregate financial information of the Group’s associates that were not individually material:

	2020	2019
	RMB million	RMB million
Share of the associates’ (loss)/profit for the year	(82)	265
Share of the associates’ other comprehensive income	2	7

Share of the associates’ total comprehensive income	(80)	272
Aggregate carrying amount of the Group’s interests in the associates	1,793	1,977